Other Non-Current Assets - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Non Current Assets [line items]
Other receivables	£ 102	£ 150
Financial assets	15,632	14,085
Other Non Current Receivables [member]
Disclosure Of Other Non Current Assets [line items]
Financial assets	67	120
Other Non Current Receivables [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure Of Other Non Current Assets [line items]
Financial assets	30	44
Other Non Current Receivables [member] | Remaining Balance [member]
Disclosure Of Other Non Current Assets [line items]
Financial assets	£ 37	£ 76